Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Paid-in capital [Member]	Treasury stock at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Beginning balance at Jan. 29, 2012	$ 137,515	$ 334	$ 150,275	$ (1,189)	$ 237	$ (12,142)
Beginning balance, shares at Jan. 29, 2012		33,434,685		248,412
Net income	8,782					8,782
Unrealized foreign currency translation gain (loss)	15				15
Stock-based compensation	1,099		1,099
Ending balance at Feb. 03, 2013	147,411	334	151,374	(1,189)	252	(3,360)
Ending balance, shares at Feb. 03, 2013		33,434,685		248,412
Net income	2,169					2,169
Unrealized foreign currency translation gain (loss)	(419)				(419)
Stock-based compensation	1,207		1,207
Sale of stock (Note 9)	80		80
Sale of Stock , shares		17,999
Ending balance at Feb. 02, 2014	150,448	334	152,661	(1,189)	(167)	(1,191)
Ending balance, shares at Feb. 02, 2014		33,452,684		248,412
Net income	7,636					7,636
Unrealized foreign currency translation gain (loss)	(479)				(479)
Stock-based compensation	2,212		2,212
Stock-based compensation , shares		251
Proceeds from the issuance of common stock	100,659	68	100,591
Proceeds from the issuance of common stock, shares		6,764,705
Costs associated with the issuance of common stock	(1,779)		(1,779)
Ending balance at Feb. 01, 2015	$ 258,697	$ 402	$ 253,685	$ (1,189)	$ (646)	$ 6,445
Ending balance, shares at Feb. 01, 2015		40,217,640		248,412